Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loans [Abstract]
LOANS

NOTE 6 — LOANS:

a.      As a result of the COVID pandemic, the US and Israeli governments offered different programs of financial aid. The Company participated in the following programs:

On July 1, 2020, the Company received funding from an American Bank under the Small Business

Administration COVID19 EIDL Program in the total of $150. The loan bears interest of 3.75% per annum, the principal shall be repaid in 360 equal monthly payments starting January 1, 2023, unless forgiven per program regulations (the “EIDL Loan”).

b.      On December 9, 2020, the Company signed a new loan agreement with an Israeli based financial institution for a loan of up to 20 million NIS (“New Israeli Shekel”) (an amount of $6,000) (the “New Loan”). The Company received $3,000 on December 2020, and additional $2,000 in January 2021. The loan bears interest of 9.6% per annum. The interest shall first be paid in 12 payments starting February 1, 2021. Starting February 1, 2022, the loan principal and interest shall be repaid in 72 equal payments, plus a one-time interest payment after the 36th month.

As part of the loan agreement, the Company issued the New Lender warrants to acquire common stock in the amount of $1,500 (see Note 9 regarding the warrants granted).

In November 2021, the Company received additional funding in the amount of $1,000 from the New Lender. The loan bears interest of 9.6% per annum. Starting February 1, 2022, the loan principal and interest shall be repaid in 72 equal monthly payments, plus a onetime interest payment after the 24th month. The Company increased the value of the warrant issued to the New Lender to $1,800 (see also Note 9). As of September 30, 2023, the total loan balance outstanding was $4,249 (including $1,220 current maturities).

The loan covenants (the “covenants”) include a debt to EBITDA minimum ratio or a coverage ratio of the loan by current assets.

On December 21, 2022, pursuant to the terms of the loan Agreement, the Company deposited $2 million to a Company-owned interest-bearing bank account, or the “designated account” (as defined in the Agreement), to satisfy the required obligation associated with the loan agreement. An additional $2 million was deposited in the designated account during the nine months ended September 30, 2023.

As of September 30, 2023, the Company was in compliance with the covenants.

As of September 30, 2023, future payments are summarized as follows:

		New Loan	New Loan
	EIDL Loan	from December 2020 and January 2021-In NIS*	from November 2021-In NIS*
2023 (**)	2	921($241)	234($61)
2024	9	5,567($1,456)	1,080($282)
2025	9	3,684($963)	704($184)
2026	9	3,684($963)	704($184)
2027	9	3,684($963)	704($184)
2028 and thereafter	130	307($80)	59($15)
Less-accumulated interest	(12)	(4,123)($1,077)	(961)($250)
Total	156	13,724($3,589)	2,524($660)

*      The exchange rate used in translation is $1 – 3.824 NIS.

**      excluding the nine months ended September 30, 2023.

NOTE 9 — LOANS:

a.      As a result of the COVID pandemic, the US and Israeli governments offered different programs of financial aid. The Company participated in the following programs:

On July 1, 2020, the Company received funding from an American Bank under the Small Business Administration COVID19 EIDL Program in the total of $150. The loan bears interest of 3.75% per annum, the principal shall be repaid in 360 equal monthly payments starting January 1, 2023, unless forgiven per program regulations (the “EIDL Loan”).

On February 5, 2021, the Company entered into a loan agreement with an American Bank under the Small Business Administration Payroll Protection Program (“PPP Loan”) in the total of $191. The PPP Loan may be eligible for forgiveness, and if not eligible bears an interest of 1% per annum. The principal and interest, if not forgiven, is payable within 2 years. The Company filed a request for a forgiveness of the loan and received full forgiveness during 2021. The forgiven amount was recognized net in payroll expenses.

b.      On December 9, 2020, the Company signed a new loan agreement with an Israeli based financial institution for a loan of up to 20 million NIS (“New Israeli Shekel”) (an amount of $6,000) (the “New Loan”). The Company received $3,000 on December 2020, and additional $2,000 in January 2021. The loan bears interest of 9.6% per annum. The interest shall first be paid in 12 payments starting February 1, 2021. Starting February 1, 2022, the loan principal and interest shall be repaid in 72 equal payments, plus a onetime interest payment after the 36th month.

As part of the loan agreement, the Company issued the new Lender warrants to acquire common stock in the amount of $1,500 (see Note 14 regarding the warrants granted).

In November 2021, the Company received additional funding in the amount of $1,000 from the New Lender. The loan bears interest of 9.6% per annum. Starting February 1, 2022, the loan principal and interest shall be repaid in 72 equal monthly payments, plus a onetime interest payment after the 24th month. The Company increased the value of the warrant issued to the New Lender to $1,800 (see also Note 14). As of December 31, 2022, the total loan balance outstanding was $5,016 (including $544 current maturities).

The loan covenants (the “covenants”) include a debt to EBITDA minimum ratio or a coverage ratio of the loan by current assets.

On December 21, 2022, pursuant to the terms of the loan Agreement, the Company deposited $2 million to a Company-owned interest-bearing bank account, or the “designated account” (as defined in the Agreement), to satisfy the required obligation associated with the loan agreement. An additional $2 million deposited in the designated account by February 28, 2023. (See note 21(d)).

As of December 31, 2022, the Company was in compliance with the covenants.

As of December 31, 2022, future payments are summarized as follows:

	EIDL Loan	New Loan	New Loan
		from December 2020 and January 2021 – In NIS*	from November 2021 – In NIS*
2023	9	3,684($1,047)	704($200)
2024	9	5,567($1,582)	1,080($307)
2025	9	3,684($1,047)	704($200)
2026	9	3,684($1,047)	704($200)
2027	9	3,684($1,047)	704($200)
2028 and thereafter	129	303($86)	60($17)
Less-accumulated interest	(12)	(5,673)($1,612)	(1,239)($352)
Total	162	14,935($4,244)	2,717($772)

*        The exchange rate used in translation is $1 – 3.519 New Israeli Shekel.